File Nos. 33-72046
                                                                     811-05618
==============================================================================

                      SECURITIES AND EXCHANGE COMMISSION

                           Washington, D.C.  20549

                                   FORM N-4

REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933                   ( )
            Pre-Effective Amendment No.                                   ( )
            Post-Effective Amendment No.          8                       (X)

REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940           ( )
            Amendment No.    42                                           (X)

                      (Check appropriate box or boxes.)

     ALLIANZ LIFE VARIABLE ACCOUNT B
     -------------------------------
        (Exact Name of Registrant)

     ALLIANZ LIFE INSURANCE COMPANY OF NORTH AMERICA
     -----------------------------------------------
        (Name of Depositor)



     1750 Hennepin Avenue, Minneapolis, MN                    55403
     -------------------------------------------              -----
     (Address of Depositor's Principal Executive Offices)   (Zip Code)

Depositor's Telephone Number, including Area Code  (612) 347-6596

     Name and Address of Agent for Service
     -------------------------------------
          Michael T. Westermeyer
          Allianz Life Insurance Company of North America
          1750 Hennepin Avenue
          Minneapolis, MN  55403

     Copies to:
          Judith A. Hasenauer
          Blazzard, Grodd & Hasenauer, P.C.
          P.O. Box 5108
          Westport, CT 06881
          (203) 226-7866

It is proposed that this filing will become effective:


     _____     immediately upon filing pursuant to paragraph (b) of Rule 485
     __X__     on May 1, 1999 pursuant to paragraph (b)of Rule 485
     _____     60 days after filing pursuant to paragraph (a)(1) of Rule 485
     _____     on (date) pursuant to paragraph (a)(1) of Rule 485


If appropriate, check the following:

     __X__     this post-effective amendment designates a new effective date for a previously filed post-effective amendment.


Title of Securities Registered:

     Individual Deferred Variable Annuity Contracts



                            CROSS REFERENCE SHEET
                            (Required by Rule 495)

Item No.                                                  Location
--------                                                  --------

                             PART A
Item 1.   Cover Page . . . . . . . . . . . . . . . . . .  Cover Page

Item 2.   Definitions .  . . . . . . . . . . . . . . . .  Index of Terms

Item 3.   Synopsis or Highlights.  . . . . . . . . . . .  Summary

Item 4.   Condensed Financial Information. . . . . . . .  Appendix - Condensed
                                                          Financial Information

Item 5.   General Description of Registrant, Depositor,
          and Portfolio Companies. . . . . . . . . . . .  The Separate Account;
                                                          Allianz Life; Invest-
                                                          ment Options

Item 6.   Deductions. . . . . . . . .. . . . . . . . . .  Expenses

Item 7.   General Description of Variable
          Annuity Contracts . . . . . . . . . . . . . .   The Franklin Valuemark
                                                          II and Franklin
                                                          Valuemark III Variable
                                                          Annuity Contracts

Item 8.   Annuity Period. . .. . . . . . . . . . . . . .  Annuity Payments (the
                                                          Payout Phase)

Item 9.   Death Benefit. . . . . . . . . . . . . . . . .  Death Benefit

Item 10.  Purchases and Contract Value. . . . . . . . .   Purchase

Item 11.  Redemptions. . . . . . . . . . . . . . . . . .  Access To Your Money

Item 12.  Taxes. . . . . . . . . . . . . . . . . . . . .  Taxes

Item 13.  Legal Proceedings. . . . . . . . . . . . . . .  Not Applicable

Item 14.  Table of Contents of the Statement of           Table of Contents of
          Additional Information. . . . . . . . . . . .   the Statement of
                                                          Additional Informa-
                                                          tion


                        CROSS REFERENCE SHEET (cont'd)
                            (Required by Rule 495)


Item No.                                                Location
--------                                                --------
                             PART B

Item 15.  Cover Page. . . . . . . . .. . . . . . . . .  Cover Page

Item 16.  Table of Contents. . . . . . . . . . . . . .  Table of Contents

Item 17.  General Information and History. . . . . . .  The Company

Item 18.  Services. . . . . . . . . . . . .. . . . . .  Not Applicable

Item 19.  Purchase of Securities Being Offered. . . .   Not Applicable

Item 20.  Underwriters. . . . . . . . . . . . . . . .   Distributor

Item 21.  Calculation of Performance Data. . . . . . .  Calculation of
                                                        Performance Data

Item 22.  Annuity Payments. . . . . . . . . . . . . .   Annuity Provisions

Item 23.  Financial Statements. . . . .  . . . . . . .  Financial Statements

                                 Part C

Information required to be included in Part C is set forth under the appropriate Item so numbered, in Part C to this Registration Statement.

Parts A, B and C were filed in Registrant's Post-Effective Amendment No. 7 to Form N-4 on February 4, 1999 and are incorporated herin by reference.

                                   SIGNATURES

As required by the Securities Act of 1933 and the Investment Company Act of 1940, as amended, the Registrant certifies that it meets the requirements of Securities Act Rule 485(b) for effectiveness of this Registration Statement and has caused this Registration Statement to be signed on its behalf in the City of Minneapolis and State of Minnesota, on this 26th day of March, 1999.



                                      ALLIANZ LIFE
                                      VARIABLE ACCOUNT B
                                      (Registrant)


                                 By:  ALLIANZ LIFE INSURANCE COMPANY
                                      OF NORTH AMERICA
                                      (Depositor)


                                 By:  /s/MICHAEL T. WESTERMEYER
                                      -------------------------

                                      ALLIANZ LIFE INSURANCE COMPANY
                                      OF NORTH AMERICA

                                 By:  _________________________




Pursuant to the requirements of the Securities Act of 1933, this registration statement has been signed by the following persons in the capacities and on the dates indicated.

Signature and Title

Lowell C. Anderson*         Chairman of the Board,        03/26/99
Lowell C. Anderson          President and Chief
                            Executive Officer

Herbert F. Hansmeyer*       Director                      03/26/99
Herbert F. Hansmeyer

Michael P. Sullivan*        Director                      03/26/99
Michael P. Sullivan

Dr. Gerhard G. Rupprecht*   Director                      03/26/99
Dr. Gerhard G. Rupprecht

Edward J. Bonach*           Chief Financial Officer       03/26/99
Edward J. Bonach

Rev. Dennis J. Dease*       Director                      03/26/99
Rev. Dennis J. Dease

James R. Campbell*          Director                      03/26/99
James R. Campbell

Robert M. Kimmitt*          Director                      03/26/99
Robert M. Kimmitt


                                   *By  Power of Attorney


                                    By:/s/MICHAEL T. WESTERMEYER
                                       -------------------------
                                          Attorney-in-Fact